Business Combination (Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 22, 2012 Asset Acquisition Agreement [Member]	Jun. 13, 2012 Asset Acquisition Agreement [Member]	Jun. 30, 2013 Asset Acquisition Agreement [Member]	Dec. 31, 2012 Asset Acquisition Agreement [Member]	Dec. 31, 2012 Strategic Arrangement [Member]
Business Combination [Line Items]
Business Combination, Control Obtained Description						Pursuant to the Agreement, Redbox acquired certain assets of NCR related to NCR’s self-service entertainment DVD kiosk business (the “NCR Asset Acquisition”). The purchased assets include, among others, self-service DVD kiosks, content library, intellectual property, and certain related contracts, including with certain retailers. In consideration, Redbox paid NCR $100.0 million in cash and assumed certain liabilities of NCR related to the purchased assets.
Business Combination, Separately Recognized Transactions, Description							Outerwall and NCR entered into a manufacturing and services agreement, pursuant to which Outerwall, Redbox or an affiliate will purchase goods and services from NCR for a period of five years from June 22, 2012. At the end of the five-year period, if the aggregate amount paid in margin to NCR for goods and services delivered equals less than $25.0 million, Outerwall will pay NCR the difference between such aggregate amount and $25.0 million.
Cash purchase price			$ 100,000,000	$ 100,000,000.0
Manufacturing And Service Agreement Term							5 years
Transition service arrangment period							1 year
Minimum margin to be paid							25,000,000.0
Closing date						Jun. 22, 2012	Jun. 22, 2012
Business combination, acquisition related costs	3,200,000
Retroactive adjustment to goodwill					14,766,000
Goodwill from NCR Asset Acquisition	$ 27,344,000	$ 0
The forecasted future cash flows discounted rate						11.00%